Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Segment Information
13. Segment Information
The Company’s Chief Executive Officer serves as the chief operating decision maker and reviews cash, cash equivalents and marketable securities as a measure of segment assets. As of June 30, 2026 and December 31, 2025, the Company’s cash, cash equivalents and marketable securities were $34.4 million and $80.5 million, respectively.

The following tables illustrate information about segment revenue, significant segment expenses and segment operating loss for the three and six months ended June 30, 2026 and 2025:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Revenues:	$—	$—	$—	$—
Less(1):
Research and development expenses(2):
Compensation and related expenses	5,486	7,067	10,734	13,156
Drug discovery and platform	51	417	249	567
Clinical and manufacturing activities	12,637	12,428	20,448	24,447
Occupancy and all other costs	2,687	1,872	4,482	3,915

Total research and development expense	$20,861	$21,784	$35,913	$42,085
General and administrative expenses(3):
Compensation and related expenses	2,096	2,228	4,359	4,576
Consulting and professional services	1,244	1,010	2,441	2,249
Occupancy and all other costs	387	475	701	1,081

Total general and administrative expense	$3,727	$3,713	$7,501	$7,906
Stock-based compensation	1,552	2,762	3,006	4,871
Other segment items(4)	(276)	(1,363)	(923)	(2,980)

Net loss	$25,864	$26,896	$45,497	$51,882

(1)	The significant expense categories and amounts align with the segment-level information that is regularly provided to the chief operating decision maker.
(2)
Research and development expense excludes stock-based compensation expense, which is presented separately below. Stock-based compensation expense excluded from research and development expense was $0.7 million and $1.2 million for the three months ended June 30, 2026 and 2025, respectively, and $1.4 million and $2.0 million for the six months ended June 30, 2026 and 2025, respectively.

(3)
General and administrative expense excludes stock-based compensation expense, which is presented separately below. Stock-based compensation expense excluded from general and administrative expense was $0.8 million and $1.6 million for the three months ended June 30, 2026 and 2025, respectively, and $1.6 million and $2.9 million for the six months ended June 30, 2026 and 2025, respectively.

(4)	Other segment items include interest and other income, net.

14. Segment Information
The Company operates and manages its business as a single segment, focused on developing engineered cell and gene therapies to deliver transformative outcomes for patients. The Company’s cytoDRiVE
®
technology is designed to precisely regulate the timing and level of protein function by using
FDA-approved
small molecule drugs. The Company’s lead investigational cytoTIL15
™
program,
amsoki-cel,
is a novel engineered tumor-derived autologous T cell immunotherapy, with the potential to become a treatment option for metastatic melanoma and other solid tumors.
The determination of a single reporting and operating segment is consistent with the consolidated financial information regularly provided to the Company’s chief operating decision maker (“CODM”). The Company’s Chief Executive Officer (“CEO”), as the CODM, uses consolidated, single-segment financial information for purposes of evaluating performance, making operating decisions, allocating resources, and planning and forecasting for future periods. The CODM assesses performance and decides how to allocate resources based on consolidated net income (loss). This measure is used to monitor budget versus actual results to evaluate the performance of the segment. The CODM reviews cash, cash equivalents and marketable securities as a measure of segment assets. As of December 31, 2025 and 2024, the Company’s cash, cash equivalents and marketable securities were $80.5 million
and
$168.3 million,
respectively
.

The following tables illustrate information about segment revenue, significant segment expenses and segment operating loss for the years ended December 31, 2025 and 2024 (in thousands):

	Year Ended December 31,
	2025	2024
Revenues:	$—	$—
Less(1):
Research and development expenses(2):
Compensation and related expenses	21,828	24,537
Drug discovery and platform	1,026	844
Clinical and manufacturing activities	52,065	36,831
Occupancy and all other costs	7,461	8,037

Total research and development expense	$82,380	$70,249
General and administrative expenses(3):
Compensation and related expenses	8,174	7,912
Consulting and professional services	4,382	4,791
Occupancy and all other costs	1,800	1,243

Total general and administrative expense	$14,356	$13,946
Stock-based compensation	8,931	7,060
Other segment items(4)	(5,060)	(8,146)

Net loss	$(100,607)	$(83,109)

(1)	The significant expense categories and amounts align with the segment-level information that is regularly provided to the chief operating decision maker.
(2)
Research and development expense for the years ended December 31, 2025 and 2024 exclude $3.7 million and $2.9 million of stock-based compensation expense, respectively, which is presented separately below.

(3)
General & administrative expense for the years ended December 31, 2025 and 2024 exclude $5.2 million and $4.1 million of stock-based compensation expense, respectively, which is presented separately below.

(4)	Other segment items include interest and other income, net.